Debt (Maturities of debt financings) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 3,177,358
2019	4,191,915
2020	4,201,661
2021	3,671,914
2022	6,315,915
Thereafter	6,704,358
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 28,263,121